GENERAL INFORMATION (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 11, 2021 USD ($) Share $ / shares shares	May 20, 2021 shares	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020 Share	Dec. 03, 2021 CAD ($)	Apr. 30, 2021 shares
Disclosure of detailed information about business combination [line items]
Options granted | Share			8,474	8,022
Maximum number of shares purchased under NCIB		7,170
Percentage of common shares issued and outstanding as shares purchased in NCIB		5.00%
Number of shares repurchased			4,906
Share repurchase | $			$ 12,644
Common shares outstanding						143,404
RealtyCrunch Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred | $	$ 1,100		$ 1,100
Number of common share purchase warrants issued	184
Warrants issued, exercise price | $ / shares	$ 1.36
Options granted | Share	2,441
Options, vesting period	4 years
Scott Benson Real Estate Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred | $					$ 1